Annual Fund Operating Expenses - Institutional Class - Invesco Conservative Income Fund - Institutional Class	Dec. 17, 2021
Operating Expenses:
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.27%